Quarterly Holdings Report
for

Fidelity® Growth Strategies Fund

August 31, 2019

FEG-QTLY-1019
1.805759.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.9%
Entertainment - 3.4%
Electronic Arts, Inc. (a)	136,080	$12,748
Live Nation Entertainment, Inc. (a)(b)	660,000	45,877
Take-Two Interactive Software, Inc. (a)	325,681	42,980
		101,605
Interactive Media & Services - 0.3%
TripAdvisor, Inc. (a)	225,779	8,577
Media - 0.2%
Sinclair Broadcast Group, Inc. Class A	116,885	5,210

TOTAL COMMUNICATION SERVICES		115,392

CONSUMER DISCRETIONARY - 13.1%
Distributors - 1.0%
Pool Corp.	145,411	28,556
Diversified Consumer Services - 1.4%
Service Corp. International	898,477	41,599
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc.	85,114	19,307
Planet Fitness, Inc. (a)	115,412	8,149
		27,456
Internet & Direct Marketing Retail - 0.4%
GrubHub, Inc. (a)(b)	171,800	10,195
Multiline Retail - 2.4%
Dollar General Corp.	450,482	70,316
Specialty Retail - 5.6%
AutoZone, Inc. (a)	56,000	61,695
Best Buy Co., Inc.	199,661	12,708
Five Below, Inc. (a)	54,746	6,727
Ross Stores, Inc.	359,900	38,153
Ulta Beauty, Inc. (a)	128,874	30,637
Urban Outfitters, Inc. (a)(b)	650,780	15,235
		165,155
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc. (b)	194,670	17,808
Deckers Outdoor Corp. (a)	47,653	7,026
VF Corp.	207,457	17,001
		41,835

TOTAL CONSUMER DISCRETIONARY		385,112

CONSUMER STAPLES - 3.0%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	443,506	26,162
Food & Staples Retailing - 0.0%
Grocery Outlet Holding Corp.	7,188	291
Food Products - 1.3%
The Hershey Co.	231,607	36,705
Household Products - 0.6%
Clorox Co.	120,000	18,979
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	32,768	6,488

TOTAL CONSUMER STAPLES		88,625

FINANCIALS - 5.9%
Capital Markets - 5.1%
LPL Financial	127,750	9,575
MarketAxess Holdings, Inc.	95,906	38,134
Moody's Corp.	118,883	25,629
MSCI, Inc.	219,984	51,615
S&P Global, Inc.	55,705	14,494
Tradeweb Markets, Inc. Class A	278,800	11,874
		151,321
Insurance - 0.8%
Cincinnati Financial Corp.	24,500	2,756
Primerica, Inc.	73,900	8,807
Progressive Corp.	136,866	10,374
		21,937

TOTAL FINANCIALS		173,258

HEALTH CARE - 16.3%
Health Care Equipment & Supplies - 7.1%
DexCom, Inc. (a)	194,670	33,407
Edwards Lifesciences Corp. (a)	74,927	16,622
IDEXX Laboratories, Inc. (a)	106,000	30,712
Intuitive Surgical, Inc. (a)	17,969	9,188
Masimo Corp. (a)	147,000	22,528
ResMed, Inc.	498,321	69,416
Teleflex, Inc.	24,958	9,083
The Cooper Companies, Inc.	51,600	15,983
		206,939
Health Care Providers & Services - 2.9%
Centene Corp. (a)	569,066	26,530
Wellcare Health Plans, Inc. (a)	216,278	58,555
		85,085
Health Care Technology - 1.4%
Veeva Systems, Inc. Class A (a)	261,000	41,859
Life Sciences Tools & Services - 4.9%
Bruker Corp.	554,495	23,938
Charles River Laboratories International, Inc. (a)	337,428	44,271
Mettler-Toledo International, Inc. (a)	67,289	44,195
Waters Corp. (a)	152,341	32,280
		144,684

TOTAL HEALTH CARE		478,567

INDUSTRIALS - 14.8%
Aerospace & Defense - 4.2%
Harris Corp.	216,000	45,665
Huntington Ingalls Industries, Inc.	122,200	25,540
TransDigm Group, Inc.	99,066	53,329
		124,534
Commercial Services & Supplies - 3.1%
Cintas Corp.	198,332	52,320
Copart, Inc. (a)	520,248	39,221
		91,541
Electrical Equipment - 1.0%
AMETEK, Inc.	330,887	28,433
Industrial Conglomerates - 1.6%
ITT, Inc.	279,143	15,889
Roper Technologies, Inc.	89,000	32,642
		48,531
Machinery - 2.0%
IDEX Corp.	223,248	36,771
Toro Co.	319,686	23,021
		59,792
Professional Services - 2.9%
CoStar Group, Inc. (a)	26,374	16,217
Equifax, Inc.	158,467	23,196
Verisk Analytics, Inc.	278,000	44,908
		84,321

TOTAL INDUSTRIALS		437,152

INFORMATION TECHNOLOGY - 36.6%
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	36,843	8,349
F5 Networks, Inc. (a)	30,000	3,862
Motorola Solutions, Inc.	215,100	38,914
		51,125
Electronic Equipment & Components - 4.1%
Amphenol Corp. Class A	500,000	43,770
CDW Corp.	340,000	39,270
Keysight Technologies, Inc. (a)	205,774	19,931
Zebra Technologies Corp. Class A (a)	80,400	16,484
		119,455
IT Services - 14.7%
Adyen BV (a)(c)	1,396	1,011
Booz Allen Hamilton Holding Corp. Class A	279,900	21,135
Broadridge Financial Solutions, Inc.	132,254	17,119
CoreLogic, Inc. (a)	6,000	290
EPAM Systems, Inc. (a)	137,865	26,378
Fidelity National Information Services, Inc.	193,538	26,364
Fiserv, Inc. (a)	781,933	83,620
Global Payments, Inc.	290,711	48,252
Total System Services, Inc.	833,587	111,884
VeriSign, Inc. (a)	469,205	95,647
		431,700
Semiconductors & Semiconductor Equipment - 7.9%
Analog Devices, Inc.	303,177	33,298
Broadcom, Inc.	26,974	7,624
KLA-Tencor Corp.	301,883	44,648
Lam Research Corp.	231,000	48,628
NXP Semiconductors NV	189,362	19,341
ON Semiconductor Corp. (a)	909,108	16,182
Skyworks Solutions, Inc.	109,831	8,267
Xilinx, Inc.	515,000	53,591
		231,579
Software - 8.2%
Adobe, Inc. (a)	40,931	11,645
Atlassian Corp. PLC (a)	108,000	14,527
Black Knight, Inc. (a)	269,692	16,788
Cadence Design Systems, Inc. (a)	542,000	37,116
Check Point Software Technologies Ltd. (a)	132,766	14,299
Fortinet, Inc. (a)	305,300	24,174
Intuit, Inc.	41,429	11,946
Paycom Software, Inc. (a)	5,990	1,498
RingCentral, Inc. (a)	80,228	11,323
ServiceNow, Inc. (a)	30,000	7,855
Slack Technologies, Inc. Class A (a)(b)	177,753	5,091
Synopsys, Inc. (a)	271,600	38,516
Workday, Inc. Class A (a)	266,652	47,272
		242,050

TOTAL INFORMATION TECHNOLOGY		1,075,909

MATERIALS - 0.3%
Chemicals - 0.3%
Sherwin-Williams Co.	19,035	10,027
REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Equity Lifestyle Properties, Inc.	324,000	43,649
SBA Communications Corp. Class A	223,381	58,622
Sun Communities, Inc.	63,035	9,317
		111,588
TOTAL COMMON STOCKS
(Cost $2,092,894)		2,875,630

Money Market Funds - 4.4%
Fidelity Cash Central Fund 2.13% (d)	88,637,317	88,655
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	40,364,684	40,369
TOTAL MONEY MARKET FUNDS
(Cost $129,022)		129,024
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $2,221,916)		3,004,654
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(61,167)
NET ASSETS - 100%		$2,943,487

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,011,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$894
Fidelity Securities Lending Cash Central Fund	23
Total	$917

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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